Related Party Transactions (Details) - Schedule of Advance to a Related Company - USD ($) $ in Thousands	Mar. 31, 2024	Sep. 30, 2023
Schedule of Advance to a Related Company [Abstract]
Advances to a related company	$ 92	$ 97